Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	21 Months Ended	32 Months Ended	35 Months Ended		46 Months Ended	47 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000222560
Average Annual Return [Line Items]
Average Annual Return, Percent		31.20%						1.48%
Without Sales Load [Member] | C000233898
Average Annual Return [Line Items]
Average Annual Return, Percent		28.51%		10.29%
Without Sales Load [Member] | C000230847
Average Annual Return [Line Items]
Average Annual Return, Percent		20.07%				7.84%
Without Sales Load [Member] | C000244425
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%
Without Sales Load [Member] | C000223446
Average Annual Return [Line Items]
Average Annual Return, Percent		2.87%					(0.57%)
Without Sales Load [Member] | C000240370
Average Annual Return [Line Items]
Average Annual Return, Percent		23.70%	15.40%
Without Sales Load [Member] | C000229547
Average Annual Return [Line Items]
Average Annual Return, Percent		9.47%			(2.36%)
Without Sales Load [Member] | C000229546
Average Annual Return [Line Items]
Average Annual Return, Percent		18.97%			(3.80%)
Without Sales Load [Member] | C000222559
Average Annual Return [Line Items]
Average Annual Return, Percent		29.33%						6.81%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%						0.83%
MSCI All Country World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		32.35%		8.56%
Bloomberg World Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg World Large & Mid Cap Index
Average Annual Return, Percent		32.04%				6.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	9.78%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%					14.17%
Morningstar U.S. Large-Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Large-Mid Cap Index
Average Annual Return, Percent		36.30%	27.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			(1.45%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			9.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%						(1.22%)
60% MSCI World Index & 40% Bloomberg Barclays US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		24.10%				3.96%
IQ Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		IQ Merger Arbitrage Index
Average Annual Return, Percent		3.70%					(0.28%)
Dow Jones U.S. Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Moderately Conservative Portfolio Index
Average Annual Return, Percent		17.68%			1.47%
50% ICE BofA 5-10Y Corp & 50% Markit iBoxx Liq HY Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% ICE BofA 5-10Y US Corp % 50% Markit iBoxx Liq HY Index
Average Annual Return, Percent		15.33%						2.22%